Initial Public Offering (Details) - $ / shares		3 Months Ended		12 Months Ended
	Nov. 24, 2023	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
COLOMBIER ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit	1
Ordinary share price (in Dollars per share)		$ 1		$ 1
Sale of stock units			5,000,000
COLOMBIER ACQUISITION CORP. II [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit		1		1
Purchase of each warrant		1		1
Ordinary share price (in Dollars per share)	$ 0.137
Warrants and rights exercisable term		30 days		30 days
Term of warrants		5 years		5 years
Class A Ordinary Shares [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Ordinary share price (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share)	$ 11.5			$ 11.5
Ordinary share price (in Dollars per share)		$ 11.5		11.5
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Ordinary share price (in Dollars per share)				$ 11.5
IPO [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
Number of units sold	17,000,000	17,000,000		2,250,000
Purchase price, per unit (in Dollars per share)	$ 10	$ 10		$ 10
Number of shares issued per unit		1		1
Sale of stock units				17,000,000
IPO [Member] | Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share)	$ 0.0001
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
Number of units sold	2,000,000	2,000,000
Purchase price, per unit (in Dollars per share)	$ 10
Sale of stock units				2,000,000
Purchase price (in Dollars per share)				$ 10